MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2006-1

Collection Period					07/01/06-07/31/06
Determination Date						08/09/2006
Distribution Date						08/15/2006

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$572,404,144.64
2	.	Collections allocable to Principal				$20,023,677.08
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$61,437.75
5	.	Pool Balance on the close of the last day of the related Collection Period				$552,319,029.81
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$615,000,047.98

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$79,245,699.04		$57,967,360.97
		b.	Class A-2 Note Balance	$171,000,000.00		$171,000,000.00
		c.	Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
		d.	Class A-4 Note Balance	$85,200,000.00		$85,200,000.00
		e.	Class B Note Balance	$20,000,000.00		$20,000,000.00
		f.	Class C Note Balance	$13,800,000.00		$13,800,000.00
		g.	Note Balance (sum a - f)	$567,245,699.04		$545,967,360.97

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.6239819		0.4564359
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.9223507		0.8877518

9	.	Overcollateralization Target Amount				$6,351,668.84
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,351,668.84

11	.	Weighted Average Coupon			%	9.98%

12	.	Weighted Average Original Term		months	61.86
13	.	Weighted Average Remaining Term		months	54.31

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge		$4,864,033.78
		b.	Liquidation Proceeds allocable to Finance Charge		$0.00
		c.	Purchase Amount allocable to Finance Charge		$0.00
		d.	Available Finance Charge Collections (sum a - c)		$4,864,033.78

15	.	Principal:
		a.	Collections allocable to Principal		$20,023,677.08
		b.	Liquidation Proceeds allocable to Principal		$0.00
		c.	Purchase Amount allocable to Principal		$0.00
		d.	Available Principal Collections (sum a - c)		$20,023,677.08

16	.	Total Finance Charge and Principal Collections (14d + 15d)			$24,887,710.86
17	.	Interest Income from Collection Account			$96,596.62
18	.	Simple Interest Advances			$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)			$24,984,307.48

Available Funds

20	.	Available Collections			$24,984,307.48
21	.	Reserve Account Draw Amount			$0.00
22	.	Available Funds			$24,984,307.48

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee		$477,003.45
		b.	Amount Unpaid from Prior Months		$0.00
		c.	Amount Paid		$477,003.45
		d.	Shortfall Amount (a + b - c)		$0.00

24	.	Unreimbursed Servicer Advances			$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest		$330,674.69
		b.	Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		d.	Total Class A-1 Note Interest (sum a - c)		$330,674.69

		e.	Class A-2 Monthly Interest		$762,375.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest		$0.00

		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$762,375.00

		i.	Class A-3 Monthly Interest	$879,450.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$879,450.00

		m.	Class A-4 Monthly Interest	$384,110.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$384,110.00

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$92,666.67
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$92,666.67

28	.	Secondary Principal Distributable Amount		$1,126,669.23

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$66,240.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$66,240.00

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$4,119,189.04

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$20,151,668.84

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,864,033.78
		b.	Total Daily Deposits of Principal Collections	$20,023,677.08
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$96,596.62
		e.	Total Deposits to Collection Account (sum a - d)	$24,984,307.48

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$477,003.45
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,793,854.43
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$713,449.60
		e.	Total Withdrawals from Collection Account(sum a - d)	$24,984,307.48

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$330,674.69
		b.	Class A-2 Interest Distribution	$762,375.00
		c.	Class A-3 Interest Distribution	$879,450.00
		d.	Class A-4 Interest Distribution	$384,110.00
		e.	Class B Interest Distribution	$92,666.67
		f.	Class C Interest Distribution	$66,240.00

		g.	Class A-1 Principal Distribution	$21,278,338.07
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$23,793,854.43

37	.	Withdrawals
		a.	Class A-1 Distribution	$21,609,012.76
		b.	Class A-2 Distribution	$762,375.00
		c.	Class A-3 Distribution	$879,450.00
		d.	Class A-4 Distribution	$384,110.00
		e.	Class B Distribution	$92,666.67
		f.	Class C Distribution	$66,240.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$23,793,854.43

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$713,449.60
		b.	Reserve Account surplus (Ln 48)	$13,162.78
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$726,612.38

39	.	Withdrawals
		a.	Certificateholder Distribution	$726,612.38
		b.	Total Withdrawals from Certificate Payment Account	$726,612.38

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,075,000.00	$3,075,000.00
		b.	Note Balance	$545,967,360.97

41	.	Required Reserve Account Amount		$3,075,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,075,000.00
43	.	Investment Earnings		$13,162.78
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,088,162.78
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
		for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded Regular Principal Distributable Amount exists		$13,162.78
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,075,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$477,003.45
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$23,793,854.43
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$713,449.60
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$13,162.78
57	.	Amount to be deposited from the Secondary Reserve Account into the Certificate Payment Account		$556.69
58	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$21,609,012.76
59	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$762,375.00
60	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$879,450.00
61	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$384,110.00
62	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$92,666.67
63	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$66,240.00
64	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections, Reserve Account surplus, and Secondary Reserve Account surplus		$727,169.07

Net Loss and Delinquency Activity

65	.	Net Losses with respect to preceding Collection Period			$61,437.75
66	.	Cumulative Net Losses			$76,520.48
67	.	Cumulative Net Loss Percentage			0.0124%

68	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	398	$4,507,593.07
		b.	61 to 90 days past due	103	$1,085,000.40
		c.	91 or more days past due	20	$237,959.73
		d.	Total (sum a - c)	521	5,830,553.20

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2006.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer